Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	FISION Corp
Entity Central Index Key	0001487931
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2018
Entity Emerging Growth Company	false
Entity Small Business	true